EQUITY (Details 1) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Ranges of Exercise Price 1-1.5 [Member]	Dec. 31, 2012 Ranges of Exercise Price 1.55-1.68 [Member]	Dec. 31, 2012 Ranges of Exercise Price 1.78 [Member]	Dec. 31, 2012 Ranges of Exercise Price 2-2.25 [Member]	Dec. 31, 2012 Ranges of Exercise Price 2.38-2.63 [Member]	Dec. 31, 2012 Ranges of Exercise Price 3 [Member]	Dec. 31, 2012 Ranges of Exercise Price 3.63-3.7 [Member]	Dec. 31, 2012 Ranges of Exercise Price 3.75 [Member]	Dec. 31, 2012 Ranges of Exercise Price 3.84 [Member]	Dec. 31, 2012 Ranges of Exercise Price 4.06-4.65 [Member]
Ranges of exercise price, minimum			$ 1	$ 1.55		$ 2.00	$ 2.38					$ 4.06
Ranges of exercise price, maximum			$ 1.5	$ 1.68	$ 1.78	$ 2.25	$ 2.63	$ 3	$ 3.7	$ 3.75	$ 3.84	$ 4.65
Options outstanding	4,220,809	5,187,146	1,864,802	384,632	274,758	130,250	400,921	300,000	175,275	191,000	432,805	66,366
Options, Weighted average remaining contractual life (in years)	3 years 10 months 28 days	4 years 6 months 22 days	2 years 7 months 17 days	2 years 10 months 13 days	5 years 3 months	2 years 10 months 21 days	7 years 8 months 23 days	4 years 11 months 19 days	1 year 10 months 17 days	5 years	5 years 11 months 5 days	3 years 4 months 28 days
Options, Weighted average exercise price	$ 2.21	$ 1.97	$ 1.46	$ 1.61	$ 1.78	$ 2.2	$ 2.52	$ 3	$ 3.33	$ 3.75	$ 3.84	$ 4.22
Options Exercisable	2,954,488		1,811,072	227,132	230,827	30,250	265,816	100,000	175,275	47,750	0	66,366
Weighted average exercise price of Options Exercisable	$ 1.88		$ 1.47	$ 1.61	$ 1.78	$ 2.19	$ 2.51	$ 3	$ 3.63	$ 3.75	$ 3.84	$ 4.22